Parent Only Financial Information - Condensed Statements of Cash Flow Parent Company Only (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash Flows From Operating Activities
Net income	$ 6,465	$ 6,610	$ 7,877
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Decrease (increase) in interest receivable	(104)	750	624
(Increase) decrease in other assets	(546)	734	620
Increase in other liabilities	434	(328)	354
Increase in deferred compensation obligation under Rabbi Trust	54	19	21
Cash Flows From Investing Activities
Proceeds from maturities and repayment of securities held to maturity	99,852	229,071	249,104
Purchases of securities held to maturity	(64,341)	(184,835)	(219,776)
Cash Flows From Financing Activities
Dividends paid	4,647	6,153	2,109
Stock subscription deposits received	154,345
Purchase of treasury stock	(15)	(27)	(11)
Exercise of stock options	3,705	299
Net Increase (Decrease) in Cash and Cash Equivalents	166,685	(14,361)	(17,812)
Cash and Cash Equivalents-Beginning	25,896	40,257	58,069
Cash and Cash Equivalents-Ending	192,581	25,896	40,257
Parent Company [Member]
Cash Flows From Operating Activities
Net income	6,465	6,610	7,877
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Accretion of discounts	(1)	(1)	(1)
Decrease (increase) in interest receivable	9	46	(27)
(Increase) decrease in other assets	(6)	30	4
Increase in other liabilities	14	4	60
Increase in deferred compensation obligation under Rabbi Trust	19	19	21
Equity in undistributed earnings of subsidiary	(1,740)	(6,788)	(167)
Net Cash Provided by (Used In) Operating Activities	4,760	(80)	7,767
Cash Flows From Investing Activities
Proceeds from maturities and repayment of securities held to maturity	455	8,992	754
Purchases of securities held to maturity			(8,000)
Repayment of loan receivable from Bank	782	751	723
Repayment of loan receivable from Clifton MHC		500
Cash dividends paid on unallocated ESOP shares used to repay loan receivable from Bank	(77)	(149)	(138)
Net Cash Provided by (Used In) Investing Activities	1,160	10,094	(6,661)
Cash Flows From Financing Activities
Dividends paid	(4,647)	(6,153)	(2,109)
Stock subscription deposits received	154,345
Purchase of treasury stock	(15)	(27)	(11)
Purchase of forfeited restricted stock awards	(5)
Exercise of stock options	3,705	299
Net Cash Provided by (Used in) Financing Activities	153,383	(5,881)	(2,120)
Net Increase (Decrease) in Cash and Cash Equivalents	159,303	4,133	(1,014)
Cash and Cash Equivalents-Beginning	14,284	10,151	11,165
Cash and Cash Equivalents-Ending	$ 173,587	$ 14,284	$ 10,151